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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY 10019

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 373-0828

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York         11/07/2005
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total: $463,230
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
September 30, 2005

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------
ABX AIR INC		    Com		00080S101	  492	  60,000   SH		SOLE	NONE	60,000	0
AFFORDABLE RESIDENTIAL CMTY Com         008273104       5,128	 507,200   SH		SOLE	NONE   507,200	0
ALBERTSONS INC		    Com		013104104	  257	  10,000   SH		SOLE	NONE	10,000	0
ALLMERICA FINANCIAL CORP    Com         019754100       2,275	  55,300   SH		SOLE	NONE	55,300	0
ALTRIA GROUP 		    Com		02209S103	3,590	  48,700   SH		SOLE	NONE	48,700	0
AMERCO                      Com         023586100       4,562     78,391   SH		SOLE	NONE    78,391	0
AMERICAN EAGLE OUTFITTERS   Com		02553E106	1,177	  50,000   SH		SOLE	NONE	50,000	0
AMERICAN EXPRESS CO	    Com		025816109      11,006	 191,600   SH		SOLE	NONE   191,600	0
AMERICAN TOWER SYSTEMS      Com CL A    029912201       9,461    379,200   SH		SOLE	NONE   379,200	0
AMERISOURCEBERGEN CORP      Com		03073E105	  232      3,000   SH		SOLE	NONE	 3,000	0
AMERITRADE HLDG CORP        Com         03074K100      16,887    786,541   SH		SOLE	NONE   786,541	0
APARTMENT INVT & MGT CO	    Com	CL A    03748R101      10,199    263,000   SH		SOLE	NONE   263,000	0
ARCHIPELAGO HOLDINGS INC    Com		03957A104      18,527    464,907   SH           SOLE    NONE   464,907  0
ARMSTRONG HOLDINGS INC	    Com         042384107         598    270,419   SH           SOLE	NONE   270,419  0
ASHLAND INC                 Com         044204105         387      7,000   SH           SOLE	NONE     7,000  0
ASTORIA FINANCIAL CORP      Com         046265104         410     15,500   SH           SOLE	NONE    15,500  0
BARNES & NOBLE, INC         Com         067774109       2,957     78,440   SH           SOLE	NONE    78,440  0
BLOCKBUSTER INC             Com CL B    093679207         533    119,016   SH           SOLE	NONE   119,016  0
BROOKFIELD HOMES CORP       Com         112723101       4,370     78,700   SH           SOLE	NONE    78,700  0
CHENIERE ENERGY INC         Com         16411R208       7,185    173,720   SH		SOLE	NONE   173,720	0
COPART INC                  Com         217204106      11,551    483,900   SH           SOLE	NONE   483,900  0
CORRECTIONS CORP AMER NEW   Com         22025Y407       4,296    108,200   SH           SOLE	NONE   108,200  0
CROWN CASTLE INTL CORP      Com         228227104       8,093    328,600   SH           SOLE	NONE   328,600  0
FIDELITY NATIONAL FINANCL   Com         316326107         401      9,000   SH           SOLE	NONE     9,000  0
FREDDIE MAC                 Com         313400301       3,642     64,500   SH           SOLE	NONE    64,500  0
GAIAM INC		    Com CL A	36268Q103	3,742	 362,600   SH		SOLE	NONE   362,600	0
GREAT A&P TEA CO. INC       Com         390064103       3,080    108,600   SH           SOLE	NONE   108,600  0
HARLEYSVILLE GROUP INC      Com         412824104         543     22,607   SH           SOLE	NONE    22,607  0
HEIDRICK & STRUGGLES INC    Com         422819102       2,050     63,300   SH           SOLE    NONE    63,300  0
KINDER MORGAN INC KANS      Com         49455P101       8,876     92,300   SH           SOLE	NONE    92,300  0
LONGVIEW FIBRE CO (WASH)    Com		543213102       3,723    191,000   SH		SOLE	NONE   191,000  0
MASSEY ENERGY CORP	    Com		576206106	5,464	 107,000   SH		SOLE	NONE   107,000	0
MC DONALDS CORP		    Com		580135101      21,839    652,100   SH		SOLE	NONE   652.100	0
MI DEVELOPMENTS INC         Com         55304X104       4,863    144,100   SH           SOLE	NONE   144,100  0
NOVELIS INC		    Com		67000x106         347     16,200   SH           SOLE    NONE    16,200  0
NRG ENERGY INC	 	    Com		629377508	2,360	  55,400   SH		SOEL	NONE	55,400  0
NUVEEN INVESTMENTS INC      Com         67090F106      11,309    287,100   SH           SOLE	NONE   287,100  0
OFFICE DEPOT INC            Com         676220106       4,223    142,200   SH           SOLE	NONE   142,200  0
ORIGEN FINANCIAL INC        Com         68619E208       3,951    521,932   SH           SOLE	NONE   521,932  0
PEP BOYS MANNY-MOE & JACK   Com         713278109       7,616    550,300   SH           SOLE    NONE   550,300  0
PETSMART INC		    Com		716768106       1,416     65,000   SH		SOLE	NONE	65,000	0
PHELPS DODGE CORP	    Com		717265102      14,487    111,500   SH		SOLE	NONE   111,500	0
PHH CORPORATION             Com         693320202      10,723    390,500   SH           SOLE	NONE   390,500  0
PRUDENTIAL FINANCIAL INC    Com		744320102         345      5,100   SH           SOLE	NONE	 5,100  0
RELIANT ENERGY, INC         Com         75952B105       9,307    602,800   SH           SOLE	NONE   602,800  0
REFCO INC		    Com		75866G109	  141      5,000   SH   	SOLE	NONE	 5,000	0
RYLAND GROUP INC            Com         783764103         479      7,000   SH           SOLE	NONE     7,000  0
SEARS HOLDINGS CORPORATION  Com         812350106       8,623     69,298   SH           SOLE	NONE    69,298  0
SIZELER PROPERTY INVESTORS  Com         830137105       6,994    576,100   SH           SOLE	NONE   576,100  0
SOVEREIGN BANCORP INC       Com         845905108       4,840    219,600   SH           SOLE	NONE   219,600  0
STATE AUTO FINANCIAL CORP   Com         855707105       6,485    204,950   SH           SOLE	NONE   204,950  0
TESORO CORPORATION	    Com         881609101       1,970     29,300   SH           SOLE	NONE    29,300  0
TWEETER HOME ENTERTAINMENT  Com         901167106         144     43,700   SH           SOLE	NONE    43,700  0
TXU CORP		    Com         873168108      12,182    107,920   SH		SOLE	NONE   107,920  0
USA MOBILITY INC            Com         90341G103       2,888    107,032   SH           SOLE	NONE   107,032  0
WELLPOINT INC               Com         94973V107       4,625     61,000   SH           SOLE	NONE    61,000  0
WENDYS INTL INC             Com         950590109       1,368     30,300   SH           SOLE	NONE    30,300  0


Options

ARCHIPELAGO HOLDINGS INC    Com		03957A104       7,332    184,000   SH   CALL    SOLE    NONE   184,000  0
AMERICAN EXPRESS CO	    Com		025816109      12,062	 210,000   SH	CALL	SOLE	NONE   210,000	0
MC DONALDS CORP		    Com		580135101      55,379  1,653,600   SH	CALL	SOLE	NONE 1,653,600	0
PHELPS DODGE CORP	    Com		717265102       6,497     50,000   SH	CALL	SOLE	NONE    50,000	0
SEARS HOLDINGS CORPORATION  Com         812350106      82,746    665,000   SH   CALL    SOLE    NONE   665,000  0



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